Operating Lease - Schedule of Operating Lease Right-of-use Assets and Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets	$ 1,902,655	$ 1,370,914
Operating lease liabilities, current	357,525	1,012,481
Operating lease liabilities, non-current	1,095,245	13,495
Total operating lease liabilities	$ 1,452,770	$ 1,025,976